Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

NOTE 11 – RELATED PARTIES

Loans to principal officers, directors, and their affiliates during 2011 were as follows:

Beginning balance	$1,908,356
New loans and draws on lines of credit	365,076
Effect of changes in composition of related parties	(68,747)
Repayments	(49,554)

Ending balance	$2,155,131

Deposits from principal officers, directors and their affiliates at year-end 2011 and 2010 were $4,715,613 and $4,502,774, respectively.